INCOME TAXES (Details 2) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Deferred tax assets	$ 4,590,000	$ 2,429,640
Deferred tax liabilities	0	0
Valuation allowance	(4,590,000)	(2,429,640)
Total	$ 0	$ 0